Document and Entity Information	Apr. 01, 2024
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Investment Managers Series Trust
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 01, 2024
Document Effective Date	Apr. 01, 2024
Prospectus Date	Apr. 01, 2024
AAM/Bahl & Gaynor Income Growth Fund | Class A
Prospectus:
Trading Symbol	AFNAX
AAM/Bahl & Gaynor Income Growth Fund | Class C
Prospectus:
Trading Symbol	AFYCX
AAM/Bahl & Gaynor Income Growth Fund | Class I
Prospectus:
Trading Symbol	AFNIX